Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 615,921	$ 458,624
Gain (loss) on revaluation of derivatives in trade receivables	1,902	392
Revenue	617,823	459,016
Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	350,415	348,528
Gain (loss) on revaluation of derivatives in trade receivables	1,970	0
Revenue	352,385	348,528
Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	140,224	110,096
Gain (loss) on revaluation of derivatives in trade receivables	(68)	392
Revenue	140,156	110,488
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	125,282
Gain (loss) on revaluation of derivatives in trade receivables	0
Revenue	125,282
Gold revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	321,350	220,382
Gold revenue - doré | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	196,590	220,382
Gold revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	124,760
Gold revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	207,260	165,571
Gold revenue - concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	149,841	123,960
Gold revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	57,419	41,611
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Silver revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,713	1,245
Silver revenue - doré | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,191	1,245
Silver revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	522
Silver revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,588	10,237
Silver revenue - concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,793	2,941
Silver revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,795	7,296
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Lead concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,943	21,625
Lead concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,943	21,625
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Zinc concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,067	39,564
Zinc concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,067	$ 39,564
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0